Intangible assets (Details 1) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 14,811
2019	14,811
2020	14,811
2021	14,811
2022	14,811
Thereafter	130,912
Finite lived intangible assets, net	$ 204,967	$ 69,673